LEASES - Schedule Of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 1,622	$ 2,604
Less: Imputed interest	(18)	(70)
Present value of obligations under leases	1,604	2,534
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	1,171	1,154
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 451	$ 1,450